Short-Term Debt And Liquidity (Borrowing Activity On Credit Agreements) (Details) (2010 Missouri Credit Agreement [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Line of Credit Facility [Line Items]
Average daily borrowings outstanding	$ 1	[1]	$ 105
Weighted-average interest rate	4.15%	[1]	2.30%
Peak credit facility borrowings	50	[1]	340
Peak interest rate	4.15%		4.30%
Parent Company [Member]
Line of Credit Facility [Line Items]
Average daily borrowings outstanding			105
Weighted-average interest rate			2.30%
Peak credit facility borrowings			340
Peak interest rate			4.30%
Union Electric Company [Member]
Line of Credit Facility [Line Items]
Average daily borrowings outstanding	1	[1]
Weighted-average interest rate	4.15%	[1]
Peak credit facility borrowings	$ 50	[1]
Peak interest rate	4.15%

[1]	Calculated through termination date.